Dear Shareholder:

The Victory Prospectus for the following Funds is being revised to reflect a decrease in the maximum sales charge for the Class A Shares of Intermediate Income Fund and Investment Quality Bond Fund and to reflect a change in the amount of the Adviser's voluntary waiver of expenses for the Class A Shares of Intermediate Income Fund. This information is important and is part of your Prospectus.
-------------------------------------------------------------------------------

                             The Victory Portfolios

                            Limited Term Income Fund
                            Intermediate Income Fund
                                 Fund for Income
                          Investment Quality Bond Fund


                          Supplement dated May 1, 2001
                    To the Prospectus dated February 27, 2001

1. On page 5, under "Fund Expenses" in the subcategory "Shareholder Transaction Expenses" for the Intermediate Income Fund, replace the chart with the following:

      Shareholder Transaction Expenses
      (paid directly from your investment)(1)      Class A     Class G
      --------------------------------------       -------     --------
      Maximum Sales Charge
      Imposed on Purchases                          2.00%       NONE
      (as a percentage of offering price)
      -------------------------------------------------------------------
      Maximum Deferred Sales Charge
      (as a percentage of the lower of              NONE(2)     NONE
      purchase or sale price)
      -------------------------------------------------------------------
      Maximum Sales Charge Imposed
      on Reinvested Dividends                       NONE        NONE
      -------------------------------------------------------------------
      Redemption Fees                               NONE        NONE
      -------------------------------------------------------------------
      Exchange Fees                                 NONE        NONE
      -------------------------------------------------------------------
      Annual Fund Operating Expenses
      (deducted from Fund assets)
      -------------------------------------------------------------------
      Management Fees                               0.75%       0.75%
      -------------------------------------------------------------------
      Distribution (12b-1) Fees                     0.00%       0.25%
      -------------------------------------------------------------------
      Other Expenses (includes a shareholder
      servicing fee of 0.25% applicable to          0.52%       4.06%
      Class A Shares)
      -------------------------------------------------------------------
      Total Fund Operating Expenses                 1.27%       5.06%
      -------------------------------------------------------------------
      Fee Waiver/Expense Reimbursement             (0.00)%     (3.16)%
      -------------------------------------------------------------------
      Net Expenses                                  1.27%(3)    1.90%(4)
      -------------------------------------------------------------------

      (1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
      (2) A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge. See "Choosing a Share Class - Calculation of Sales Charges - Class A."
      (3) The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses of the Class A Shares of the Fund for any period during which this waiver or reimbursement is in effect do not exceed 1.05%. This waiver/reimbursement may be terminated at any time.
      (4) The Adviser has contractually agreed to waive its management fee and to reimburse expenses, as allowed by law, so that the net operating expenses of Class G Shares of the Intermediate Income Fund do not exceed 1.90% until at least February 28, 2011. The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses of the Class G Shares of the Fund for any period during which the waiver or reimbursement is in effect do not exceed 1.39%. This waiver/reimbursement may be terminated at any time.


                                  VF-TXFI-SUP1

2.    On page 5, delete the "Example" table and replace with the following:

      Example: The following Example is designed to help you compare the cost of investing the Intermediate Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Intermediate Income Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Intermediate Income Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      -------------------------------------------------------------
                     1 Year      3 Years     5 Years    10 Years
      -------------------------------------------------------------
      Class A         $327        $595        $883       $1,703
      -------------------------------------------------------------
      Class G         $193        $597       $1,026      $2,222
      -------------------------------------------------------------

3. On page 5, under "Investment Performance" for the Intermediate Income Fund, in the subcategory "Average Annual Total Returns" delete the table and insert the following:

      Average Annual Total Returns
      (for the Periods ended December    Past      Past    Since
      31, 2000)                       One Year  5 Years Inception
      --------------------------------------------------------------
      Class A(2)                         7.76%   4.88%   4.99%(1)
      --------------------------------------------------------------
      Lehman Int. Gov't/Corp
      Bond Index(3)                     10.12%   6.11%   6.13%(1)
      --------------------------------------------------------------
      Class G                            9.30%   N/A     8.99%(4)
      --------------------------------------------------------------
      Lehman Int. Gov't/Corp Bond Index 10.12%   N/A     8.96%(4)
      --------------------------------------------------------------

      (1) The Performance is from December 10, 1993, inception date of Class A Shares.
      (2) Performance for the Class A Shares was calculated based on a maximum sales charge of 2.00%. From the Fund's inception until April 30, 2001, the maximum sales charge was 5.75%.
      (3) The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of investment-grade corporate debt securities and U.S. Treasury and U.S. government agency debt securities that mature in one to ten years. Index returns do not include any brokerage commissions, sales charges, or other fees. It is not possible to invest directly in an index.
      (4) Performance is from December 12, 1999, inception date of Class G
      Shares.

4. On page 9, under "Fund Expenses" in the subcategory "Shareholder Transaction Expenses" for the Investment Quality Bond Fund, replace the chart with the following:

      Shareholder Transaction Expenses
      (paid directly from your investment)(1)      Class A     Class G
      --------------------------------------       -------     -------
      Maximum Sales Charge
      Imposed on Purchases                          2.00%       NONE
      (as a percentage of offering price)
      -------------------------------------------------------------------
      Maximum Deferred Sales Charge
      (as a percentage of the lower of              NONE(2)     NONE
      purchase or sale price)
      -------------------------------------------------------------------
      Maximum Sales Charge Imposed
      on Reinvested Dividends                       NONE        NONE
      -------------------------------------------------------------------
      Redemption Fees                               NONE        NONE
      -------------------------------------------------------------------
      Exchange Fees                                 NONE        NONE

                                       2
                                  VF-TXFI-SUP1

5.    On page 9, delete the "Example" table and replace with the following:

      Example: The following Example is designed to help you compare the cost of investing the Investment Quality Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investment Quality Bond Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investment Quality Bond Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      -------------------------------------------------------------
                     1 Year      3 Years     5 Years    10 Years
      -------------------------------------------------------------
      Class A         $336        $622        $930       $1,802
      -------------------------------------------------------------
      Class G         $193        $597       $1,026      $2,222
      -------------------------------------------------------------

6. On page 9, under "Investment Performance" for the Investment Quality Bond Fund, in the subcategory "Average Annual Total Returns" delete the table and insert the following:

      Average Annual Total Returns
      (for the Periods ended December     Past     Past      Since
      31, 2000)                        One Year  5 Years   Inception
      --------------------------------------------------------------
      Class A(2)                            7.58%   4.63%   5.09%(1)
      --------------------------------------------------------------
      Lehman Aggregate Index(3)            11.63%   6.46%   7.18%(1)
      --------------------------------------------------------------
      Class G                              10.03%   N/A     9.74%(4)
      --------------------------------------------------------------
      Lehman Aggregate Index               11.63%   N/A    11.63%(4)
      --------------------------------------------------------------

      (1) The Performance is from December 10, 1993, inception date of Class A Shares.
      (2) Performance for the Class A Shares of the Investment Quality Bond Fund was calculated based on a maximum sales charge of 2.00%. From the Fund's inception until April 30, 2001, the maximum sales charge was 5.75%.
      (3) The Lehman Brothers Aggregate Bond Index is a broad-based unmanaged index that represents the general performance of longer-term (greater that one year), investment-grade fixed income securities. Index returns do not include any brokerage commissions, sales charges, or other fees. It is not possible to invest directly in an index.
      (4) Performance is from December 21, 1999, inception date of Class G
      Shares.

7. On page 15, under "Choosing a Share Class," delete the first paragraph, and replace it with the following:

      Each Fund described in the prospectus offers Class A Shares, which have a front-end sales charge of 2.00%.


                                       3
                                  VF-TXFI-SUP1

8. On page 16, under "Choosing A Share Class" in the subcategory "Calculation of Sales Charges - Class A," replace both charts with the following:


      ---------------------------------------------------------------
                                  Sales Charge as   Sales Charge as
                                  a % of Offering     a % of Your
      Your Investment in the Fund    Price           Investment
      ---------------------------------------------------------------
      Up to $49,999                      2.00%           2.04%
      ---------------------------------------------------------------
      $50,000 up to $99,999              1.75%           1.78%
      ---------------------------------------------------------------
      $100,000 up to $249,999            1.50%           1.52%
      ---------------------------------------------------------------
      $250,000 up to $499,999            1.25%           1.27%
      ---------------------------------------------------------------
      $500,000 up to $999,999            1.00%           1.01%
      ---------------------------------------------------------------
      $1,000,000 and above*              0.00%           0.00%
      ---------------------------------------------------------------

      * Except as indicated in the last sentence of this note, there is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1% will be charged to the shareholder if any of such shares are redeemed in the first year after purchase, or at 0.50% within two years of the purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. The initial sales charge exemption for investments of $1 million or more does not apply to tax deferred retirement accounts (except IRA accounts); the sales charges on investments by such tax deferred retirement accounts of $1 million or more is the same as for investments between $500,000 and $999,999.




Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Victory Funds at 800-539-3863.

                                       4
                                  VF-TXFI-SUP1

Dear Shareholder:

The Victory Prospectus for the following Funds is being revised to reflect a decrease in the maximum sales charge for the Class A Shares of National Municipal Bond Fund, New York Tax-Free Fund, and Ohio Municipal Bond Fund. This information is important and is part of your Prospectus.
--------------------------------------------------------------------------------

                             The Victory Portfolios

                          National Municipal Bond Fund
                             New York Tax-Free Fund
                            Ohio Municipal Bond Fund


                          Supplement dated May 1, 2001
                    To the Prospectus dated February 27, 2001

1. On pages 3, 5 and 7, under "Fund Expenses" in the subcategory "Shareholder Transaction Expenses," replace the chart with the following:

            Shareholder Transaction Expenses
            (paid directly from your
            investment)(1)                         Class A     Class G
            ---------------------------------      -------     -------
            Maximum Sales Charge
            Imposed on Purchases                    2.00%       NONE
            (as a percentage of offering price)
            -------------------------------------------------------------
            Maximum Deferred Sales Charge
            (as a percentage of the lower of        NONE(2)     NONE
            purchase or sale price)
            -------------------------------------------------------------
            Maximum Sales Charge Imposed
            on Reinvested Dividends                 NONE        NONE
            -------------------------------------------------------------
            Redemption Fees                         NONE        NONE
            -------------------------------------------------------------
            Exchange Fees                           NONE        NONE

            (1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
            (2) A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge. See "Choosing a Share Class - Calculation of Sales Charges - Class A."

2.    On page 3, delete the "Example" table and insert the following:

            EXAMPLE: The following Example is designed to help you compare the cost of investing in the National Municipal Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the National Municipal Bond Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the National Municipal Bond Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            -------------------------------------------------------------
                           1 Year      3 Years     5 Years    10 Years
                           ------      -------     -------    --------
            Class A         $333        $613        $914       $1,769
            -------------------------------------------------------------
            Class G         $193        $597       $1,026      $2,222
            -------------------------------------------------------------

3. On page 3, under "Investment Performance" for the National Municipal Bond Fund, in the subcategory "Average Annual Total Returns" delete the table and insert the following:


                                  VF-TEFI-SUP1

            --------------------------------------------------------------
            Average Annual Total Returns
            (for the Periods ended December      Past    Past   Since
            31, 2000)                          One Year 5 Years Inception
            --------------------------------------------------------------
            Class A(2)                         9.53%   5.57%     5.70%(1)
            --------------------------------------------------------------
            Lehman 7-Year Municipal Bond       9.09%   5.40%     5.29%(1)
            Index(4),(6)
            --------------------------------------------------------------
            Lehman 10-Year Municipal Bond     10.76%   5.93%     5.73%
            Index
            --------------------------------------------------------------
            Class G                           11.44%   N/A      11.03%(3)
            --------------------------------------------------------------
            Lehman 7-Year Municipal Bond       9.09%   N/A       9.09%(3)
            Index(5),(6)
            --------------------------------------------------------------
            Lehman 10-Year Municipal Bond     10.76%   N/A      10.76%(3)
            Index
            --------------------------------------------------------------

            (1) Performance is from February 3, 1994, inception date of Class A Shares.
            (2) Performance for the Class A Shares of the National Municipal Bond Fund was calculated based on a maximum sales charge of 2.00%. From the Fund's inception date until April 30, 2001, the maximum sales charge was 5.75%.
            (3) Performance is from December 17, 1999, inception date of Class G Shares
            (4) The Lehman Brothers 7-Year Municipal Bond Index is a broad-based unmanaged index comprised of investment grade municipal bonds with maturities of 6 to 8 years, weighted according to the total market value of each bond in the index.
            (5) The Lehman Brothers 10-Year Municipal Bond Index is a broad-based unmanaged index that represents the general performance of investment-grade municipal bonds with maturities of 8 to 12 years. The Fund will no longer compare its performance to the Lehman 10-Year Municipal Index. It believes that the Lehman 7-Year Municipal Bond Index more accurately reflects the composition and average maturity of the Fund's portfolio.
            (6) Index returns do not include any brokerage commissions, sales charges, or other fees. It is not possible to invest directly in an index.

4.    On page 5, delete the "Example" table and insert the following:

            EXAMPLE: The following Example is designed to help you compare the cost of investing in the New York Tax-Free Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the New York Tax-Free Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the New York Tax-Free Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            -------------------------------------------------------------
                           1 Year      3 Years     5 Years    10 Years
            -------------------------------------------------------------
            Class A         $359        $695       $1,053      $2,062
            -------------------------------------------------------------
            Class G         $193        $597       $1,026      $2,222
            -------------------------------------------------------------

5. On page 5, under "Investment Performance" for the New York Tax-Free Fund, in the subcategory "Average Annual Total Returns" delete the table and insert the following:

            --------------------------------------------------------------
            Average Annual Total Returns
            (for the Periods ended December      Past    Past     Since
            31, 2000)                          One Year 5 Years Inception
            --------------------------------------------------------------
            Class A(2)                          8.29%   4.18%     5.96%(1)
            --------------------------------------------------------------
            Lehman 10-Year Municipal Bond      10.76%   5.93%     7.35%
            Index(3)
            --------------------------------------------------------------
            Class G                             9.72%    N/A      9.48%4
            --------------------------------------------------------------
            Lehman 10-Year Municipal Bond      10.76%    N/A     10.76%(4)
            Index
            --------------------------------------------------------------

            (1) Performance is from February 11, 1991, inception date of Class A Shares.
            (2) Performance for the Class A Shares of the New York Tax-Free Fund was calculated based on a maximum sales charge of 2.00%. From the Fund's inception date until April 30, 2001, the maximum sales charge was 5.75%.
            (3) The Lehman Brothers 10-Year Municipal Bond Index is a broad-based unmanaged index that represents the general performance of investment-grade municipal bonds with maturities of 8 to 12 years. Index returns do not include any brokerage commissions, sales charges, or other fees. It is not possible to invest directly in an index.
            (4) Performance is from December 21, 1999, inception date of Class G Shares.

                                       2
                                  VF-TEFI-SUP1

6.    On page 7, delete the "Example" table and insert the following:

      EXAMPLE: The following Example is designed to help you compare the cost of investing in the Ohio Municipal Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Ohio Municipal Bond Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Ohio Municipal Bond Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            -------------------------------------------------------------
                           1 Year      3 Years     5 Years    10 Years
            -------------------------------------------------------------
            Class A         $315        $558        $820       $1,570
            -------------------------------------------------------------
            Class G         $117        $365        $633       $1,398
            -------------------------------------------------------------

7. On page 7, under "Investment Performance" for the Ohio Municipal Bond Fund, in the subcategory "Average Annual Total Returns" delete the table and insert the following:

            ----------------------------------------------------------------
                                                                   Past 10
            Average Annual Total Returns                           Years or
            (for the Periods ended December     Past     Past       Since
            31, 2000)                         One Year 5 Years    Inception
            ----------------------------------------------------------------
            Class A(2)                           9.44%    5.02%     6.80%(1)
            ----------------------------------------------------------------
            Lehman 10-Year Municipal Bond       10.76%    5.93%     7.44%
            Index(3)
            ----------------------------------------------------------------
            Class G                             11.78%   N/A        4.44%(4)
            ----------------------------------------------------------------
            Lehman 10-Year Municipal Bond       10.76%   N/A        4.91%(4)
            Index
            ----------------------------------------------------------------

            (1) Ten year performance.
            (2) Performance for the Class A Shares of the Ohio Municipal Bond Fund was calculated based on a maximum sales charge of 2.00%. From the Fund's inception date until April 30, 2001, the maximum sales charge was 5.75%.
            (3) The Lehman Brothers 10-Year Municipal Bond Index is a broad-based unmanaged index that represents the general performance of investment-grade municipal bonds with maturities of 8 to 12 years. Index returns do not include any brokerage commissions, sales charges, or other fees. It is not possible to invest directly in an index.
            (4) Performance is from March 26, 1999, inception date of Class G Shares.

8. On page 14, under "Choosing A Share Class" in the subcategory "Calculation of Sales Charges - Class A," replace the chart with the following:

            ---------------------------------------------------------------
                                        Sales Charge as   Sales Charge as
                                        a % of Offering     a % of Your
            Your Investment in the Fund     Price          Investment
            ---------------------------------------------------------------
            Up to $49,999                    2.00%             2.04%
            ---------------------------------------------------------------
            $50,000 up to $99,999            1.75%             1.78%
            ---------------------------------------------------------------
            $100,000 up to $249,999          1.50%             1.52%
            ---------------------------------------------------------------
            $250,000 up to $499,999          1.25%             1.27%
            ---------------------------------------------------------------
            $500,000 up to $999,999          1.00%             1.01%
            ---------------------------------------------------------------
            $1,000,000 and above*            0.00%             0.00%
            ---------------------------------------------------------------

            * There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1% will be charged to the shareholder if any of such shares are redeemed in the first year after purchase, or at 0.50% within two years of the purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions.



Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Victory Funds at 800-539-3863.


                                       3
                                  VF-TEFI-SUP1

                             The Victory Portfolios

Balanced Fund                      Intermediate Income Fund          Ohio Municipal Bond Fund
Convertible Securities Fund        International Growth Fund         Ohio Municipal Money Market Fund
Diversified Stock Fund             Investment Quality Bond Fund      Prime Obligations Fund
Established Value Fund             LifeChoice Conservative           Real Estate Investment Fund
Federal Money Market Fund          Investor Fund                     Small Company Opportunity Fund
Financial Reserves Fund            LifeChoice Moderate Investor      Special Value Fund
Fund for Income                    Fund                              Stock Index Fund
Gradison Government Reserves Fund  LifeChoice Growth Investor Fund   Tax-Free Money Market Fund
Growth Fund                        Limited Term Income Fund          U.S. Government Obligations Fund
Institutional Money Market Fund    Nasdaq-100 Index(R)Fund           Value Fund
                                   National Municipal Bond Fund

                          Supplement dated May 1, 2001
       To the Statement of Additional Information dated February 27, 2001

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the prospectuses of the Funds listed above, as amended or supplemented from time to time.


1. On page 66, under "Performance of the Non-Money Market Funds" in the subcategory "Standardized Yield," replace the chart with the following:

    -------------------------------- ----------- ------------------------------ -------------
    Balanced: A                          2.14%   LifeChoice Conservative              3.84%
    -------------------------------- ----------- ------------------------------ -------------
    Balanced: B                          2.03%   Limited Term Income                  5.58%
    -------------------------------- ----------- ------------------------------ -------------
    Convertible Securities: A            3.23%   National Muni Bond: A                3.41%
    -------------------------------- ----------- ------------------------------ -------------
    Convertible Securities: B            3.23%   National Muni Bond: G                3.11%
    -------------------------------- ----------- ------------------------------ -------------
    Diversified Stock: A                 0.12%   New York Tax-Free: A                 3.70%
    -------------------------------- ----------- ------------------------------ -------------
    Diversified Stock: B                -0.89%   New York Tax-Free: G                 3.20%
    -------------------------------- ----------- ------------------------------ -------------
    Diversified Stock: G                -0.10%   Ohio Municipal Bond: A               4.18%
    -------------------------------- ----------- ------------------------------ -------------
    Established Value: A                 0.47%   Ohio Municipal Bond: G               4.30%
    -------------------------------- ----------- ------------------------------ -------------
    Established Value: G                 0.29%   Real Estate  Investment Fund: A      4.36%
    -------------------------------- ----------- ------------------------------ -------------
    Fund for Income: A                   5.96%   Real Estate  Investment Fund: G      4.30%
    -------------------------------- ----------- ------------------------------ -------------
    Fund for Income: G                   6.19%   Small Co. Opportunity:  A            0.00%
    -------------------------------- ----------- ------------------------------ -------------
    Growth: A                           -0.33%   Small Co. Opportunity:  G           -0.15%
    -------------------------------- ----------- ------------------------------ -------------
    Growth: G                           -0.59%   Special Value: A                     0.43%
    -------------------------------- ----------- ------------------------------ -------------
    Intermediate Income: A               5.75%   Special Value: G                     0.18%
    -------------------------------- ----------- ------------------------------ -------------
    Intermediate Income: G               5.83%   Stock Index: A                       0.39%
    -------------------------------- ----------- ------------------------------ -------------
    International Growth: A                N/A   Stock Index: G                       0.22%
    -------------------------------- ----------- ------------------------------ -------------
    Investment Quality Bond: A           5.49%   Value: A                             0.50%
    -------------------------------- ----------- ------------------------------ -------------
    Investment Quality Bond: G           5.60%   Value: G                             0.24%
    -------------------------------- ----------- ------------------------------ -------------
    LifeChoice Growth                    1.32%   Nasdaq-100: A                        0.79%
    -------------------------------- ----------- ------------------------------ -------------
    LifeChoice Moderate                  2.58%   Nasdaq-100: G                        0.65%
    -------------------------------- ----------- ------------------------------ -------------

2. On page 67, under "Performance of the Non-Money Market Funds" in the subcategory "Dividend Yield and Distribution Returns," replace the chart with the following:

------------------------------------- ------------- ------------- -------------- --------------
                                      Dividend                    Distribution
                                      Yield at      Dividend      Return at      Distribution
                                      Maximum       Yield at      Maximum        Return at
                                      Offering      Net Asset     Offering       Net Asset
                                      Price         Value         Price          Value
------------------------------------- ------------- ------------- -------------- --------------
Balanced                                  2.28%         2.42%         10.27%         10.89%
------------------------------------- ------------- ------------- -------------- --------------
Convertible Securities                    3.85%         4.08%          8.03%          8.52%
------------------------------------- ------------- ------------- -------------- --------------
Diversified Stock                         0.13%         0.14%         15.07%         15.99%
------------------------------------- ------------- ------------- -------------- --------------
Fund for Income                           6.35%         6.48%          6.35%          6.48%
------------------------------------- ------------- ------------- -------------- --------------
Growth                                    0.00%         0.00%          4.69%          4.97%
------------------------------------- ------------- ------------- -------------- --------------
Intermediate Income                       5.87%         5.99%          5.87%          5.99%
------------------------------------- ------------- ------------- -------------- --------------
International Growth                      0.00%         0.00%         12.47%         13.23%
------------------------------------- ------------- ------------- -------------- --------------
Investment Quality Bond                   6.11%         6.24%          6.11%          6.24%
------------------------------------- ------------- ------------- -------------- --------------
LifeChoice Conservative Investor            N/A         4.66%            N/A          5.50%
------------------------------------- ------------- ------------- -------------- --------------
LifeChoice Growth Investor                  N/A         2.40%            N/A          6.48%
------------------------------------- ------------- ------------- -------------- --------------

------------------------------------- ------------- ------------- -------------- --------------
                                      Dividend                    Distribution
                                      Yield at      Dividend      Return at      Distribution
                                      Maximum       Yield at      Maximum        Return at
                                      Offering      Net Asset     Offering       Net Asset
                                      Price         Value         Price          Value
------------------------------------- ------------- ------------- -------------- --------------
LifeChoice Moderate Investor                N/A         3.45%            N/A          6.62%
------------------------------------- ------------- ------------- -------------- --------------
Limited Term Income                       5.47%         5.58%          5.47%          5.58%
------------------------------------- ------------- ------------- -------------- --------------
National Municipal Bond                   3.74%         3.82%          4.18%          4.26%
------------------------------------- ------------- ------------- -------------- --------------
New York Tax-Free                         5.03%         5.13%          5.03%          5.13%
------------------------------------- ------------- ------------- -------------- --------------
Ohio Municipal Bond                       4.35%         4.44%          4.35%          4.44%
------------------------------------- ------------- ------------- -------------- --------------
Real Estate Investment                    3.33%         3.54%          3.33%          3.54%
------------------------------------- ------------- ------------- -------------- --------------
Small Company Opportunity                 0.00%         0.00%          0.00%          0.00%
------------------------------------- ------------- ------------- -------------- --------------
Special Value                             0.38%         0.40%          4.79%          5.08%
------------------------------------- ------------- ------------- -------------- --------------
Stock Index                               0.88%         0.93%          3.98%          4.22%
------------------------------------- ------------- ------------- -------------- --------------
Value                                     0.45%         0.48%         11.66%         12.37%
------------------------------------- ------------- ------------- -------------- --------------

3. On page 68, under "Performance of the Non-Money Market Funds" in the subcategory "Total Returns," replace the chart with the following:

------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
                                                  Average Annual   Cumulative
                                                  Total Return     Total Return     One-Year         Five-Year       Ten-Year
                                                  for the Life     for the Life of  Average Annual   Average Annual  Average Annual
                                       Maximum    of the Fund at   the Fund at      Total Return     Total Return at Total Return
                          Inception    Sales      Maximum          Maximum          at Maximum       Maximum         at Maximum
Fund -- Class             Date         Charge     Offering Price   Offering Price   Offering Price   Offering Price  Offering Price
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Balanced -- A              12/10/93    5.75%             11.46%           111.24%            0.61%      12.25%              N/A
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Balanced -- G              12/15/99    None               6.32%             6.32%              N/A         N/A              N/A
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Convertible Sec's -- A      4/14/88    5.75%             11.35%           285.36%           13.66%      12.15%           13.15%
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Convertible Sec's -- G     12/21/99    None              19.07%            19.07%              N/A         N/A              N/A
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Diversified Stock -- A     10/20/89    5.75%             16.15%           421.44%           10.13%      20.68%           18.60%
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Diversified Stock - G       3/26/99    None              13.38%            22.17%              N/A         N/A              N/A
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Established Value -- A       5/8/00    5.75%              3.97%             3.97%              N/A         N/A              N/A
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Established Value -- G      8/16/83    None              14.08%           864.87%           11.26%      14.36%           15.89%
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Fund for Income -- A        3/26/99    2.00%              3.26%             5.27%              N/A         N/A              N/A
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Fund for Income -- G        9/16/87    None               7.68%           164.00%            6.74%       5.60%            7.09%
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Growth -- A                 12/3/93    5.75%             18.37%            22.72%           -0.55%      20.85%              N/A
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Growth -- G                12/15/99    None               0.98%             0.98%              N/A         N/A              N/A
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Intermediate Inc. -- A     12/10/93    2.00%              4.60%            36.33%            3.88%       4.59%              N/A
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Intermediate Inc. -- G     12/21/99    None               5.82%             5.82%              N/A         N/A              N/A
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Int'l Growth -- A           5/18/90    5.75%              6.32%            89.70%          -11.61%       6.28%            7.11%
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Int'l Growth -- G           3/26/99    None               7.46%            12.16%              N/A         N/A              N/A
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Inv. Quality Bond -- A     12/10/93    2.00%              4.76%            37.74%            3.93%       4.57%              N/A
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------

------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
                                                  Average Annual   Cumulative
                                                  Total Return     Total Return     One-Year         Five-Year       Ten-Year
                                                  for the Life     for the Life of  Average Annual   Average Annual  Average Annual
                                       Maximum    of the Fund at   the Fund at      Total Return     Total Return at Total Return
                          Inception    Sales      Maximum          Maximum          at Maximum       Maximum         at Maximum
Fund -- Class             Date         Charge     Offering Price   Offering Price   Offering Price   Offering Price  Offering Price
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Inv. Quality Bond -- G     12/21/99    None               6.77%             6.77%              N/A         N/A              N/A
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
LifeChoice Cons.           12/31/96    None               8.74%            37.89%           11.56%         N/A              N/A
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
LifeChoice Growth          12/31/96    None              11.72%            52.91%           14.23%         N/A              N/A
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
LifeChoice Moderate        12/31/96    None              10.28%            45.49%           12.92%         N/A              N/A
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Limited Term Inc. -- A     10/20/89    2.00%              5.74%            85.05%            3.42%       4.48%            5.51%
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Nasdaq - 100 Index -- A     7/31/00    5.75%            -13.01%           -13.01%              N/A         N/A              N/A
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Nasdaq - 100 Index -- G     7/31/00    None              -7.80%            -7.80%              N/A         N/A              N/A
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Nat'l Muni Bond -- A         2/3/94    2.00%              5.24%            41.13%            5.88%       5.33%              N/A
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Nat'l Muni Bond -- G       12/17/99    None               7.26%             7.26%              N/A         N/A              N/A
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
NY Tax-Free -- A            2/11/91    2.00%              5.69%            71.26%            4.90%       3.87%              N/A
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
NY Tax-Free -- G           12/21/99    None               6.16%             6.16%              N/A         N/A              N/A
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Ohio Muni Bond -- A         5/18/90    2.00%              6.64%            95.78%            5.65%       4.89%            6.60%
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Ohio Muni Bond -- G         3/26/99    None               2.50%             4.02%            7.82%         N/A              N/A
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Real Estate Inv. -- A       4/30/97    5.75%              6.60%            25.10%           15.99%         N/A              N/A
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Real Estate Inv. -- G      12/15/99    None              29.92%            29.92%              N/A         N/A              N/A
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Small Co. Opp'ty -- A       3/26/99    5.75%             13.66%            22.74%           17.75%         N/A              N/A
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Small Co. Opp'ty -- G       8/16/83    None              10.45%           452.70%           24.81%      11.60%           15.03%
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Special Value -- A          12/3/93    5.75%             11.33%           109.96%           22.46%      10.93%              N/A
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Special Value -- G         12/21/99    None              28.34%            28.34%              N/A         N/A              N/A
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Stock Index -- A            12/3/93    5.75%             18.15%           216.58%           -0.68%      19.43%              N/A
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Stock Index -- G            6/30/99    None               2.43%             3.24%            5.17%         N/A              N/A
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Value -- A                  12/3/93    5.75%             16.99%           195.63%            2.10%      18.55%              N/A
------------------------- ------------ ---------- ---------------- ----------------- ---------------- ----------- ----------------
Value -- G                 12/15/99    None               8.34%             8.34%              N/A         N/A              N/A
------------------------- ------------ ------------ ---------------- ----------------- ---------------- ----------- --------------

4. On page 73, replace the subcategory "Dealer Reallowances" with the following:

Dealer Reallowances. The following table shows the amount of the front end sales load that is reallowed to dealers as a percentage of the offering price of Class A Shares of the Balanced, Convertible Securities, Diversified Stock, Growth, International Growth, Nasdaq-100 Index(R), Real Estate Investment, Small Company Opportunity, Special Value, Stock Index and Value Funds.

-----------------------------------------------------------------------------------------------
                                  Initial Sales Charge:           Concession to Dealers:
     Amount of Purchase            % of Offering Price              % of Offering Price
-----------------------------------------------------------------------------------------------
    Up to $49,999                           5.75%                             5.00%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                  Initial Sales Charge:           Concession to Dealers:
     Amount of Purchase            % of Offering Price              % of Offering Price
-----------------------------------------------------------------------------------------------
    $50,000 to $99,999                      4.50%                             4.00%
-----------------------------------------------------------------------------------------------
    $100,000 to $249,999                    3.50%                             3.00%
-----------------------------------------------------------------------------------------------
    $250,000 to $499,999                    2.50%                             2.00%
-----------------------------------------------------------------------------------------------
    $500,000 to $999,999                    2.00%                             1.75%
-----------------------------------------------------------------------------------------------
    $1,000,000 and above                    0.00%                                 *
-----------------------------------------------------------------------------------------------

The following table shows the amount of the front end sales load that is reallowed to dealers as a percentage of the offering price of the Class A Shares of the Fund for Income, Intermediate Income, Investment Quality Bond, Limited Term Income, National Municipal Bond, New York Tax-Free, and Ohio Municipal Bond Funds.

-----------------------------------------------------------------------------------------------
                                  Initial Sales Charge:           Concession to Dealers:
     Amount of Purchase            % of Offering Price              % of Offering Price
-----------------------------------------------------------------------------------------------
    Up to $49,999                           2.00%                             1.50%
-----------------------------------------------------------------------------------------------
    $50,000 to $99,999                      1.75%                             1.25%
-----------------------------------------------------------------------------------------------
    $100,000 to $249,999                    1.50%                             1.00%
-----------------------------------------------------------------------------------------------
    $250,000 to $499,999                    1.25%                             0.75%
-----------------------------------------------------------------------------------------------
    $500,000 to $999,999                    1.00%                             0.50%
-----------------------------------------------------------------------------------------------
    $1,000,000 and above                    0.00%                                 *
-----------------------------------------------------------------------------------------------

* Except as indicated in the last sentence of this note, there is no initial sales charge on purchases of $1 million or more. However, a CDSC of up to 1.00% will be imposed on any of such shares redeemed within the first year after purchase, or a 0.50% CDSC will be charged on any of such shares redeemed within two years of purchase. This charge will be based on the lower of the cost of the shares or net asset value at the time of redemption. No CDSC is imposed on reinvested distributions. Investment professionals may be paid at a rate of 1.00% of the purchase price on amounts from $1 million to $2,999,999; 0.75% on amounts from $3 million to $4,999,999; and 0.50% on amounts of $5 million or more. The initial sales charge exemption for investments of $1 million or more does not apply to tax deferred retirement accounts (except IRA accounts); the sales charge on investments by such tax deferred retirement accounts of $1 million or more is the same as for investments between $500,000 and $999,999.

The Trust's distributor reserves the right to pay the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under federal securities laws.

The Money Market Funds, the LifeChoice Funds and Class G shares of the Funds do not impose initial or deferred sales charges on their shares.